Principal Funds, Inc.

Supplement dated June 16, 2017
to the Statutory Prospectus dated April 7, 2017, as revised on May 2, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Global Multi-Strategy Fund [Member]
GLOBAL MULTI-STRATEGY FUND
In the Performance section, delete the last row of the Average Annual Total Returns table and replace with the following:
Average Annual Total Returns - Principal Funds Inc - Global Multi-Strategy Fund [Member] - HFRI (Hedge Fund Research Inc.) Funds-of-Funds Composite Index [Member]	Total
Label	HFRI (Hedge Fund Research Inc.) Fund-of-Funds Composite Index (reflects no deduction for fees, expenses, or taxes)
1 Year	0.51%
5 Years	3.42%
10 Years	3.20%